Dear Shareholders:
--------------------------------------------------------------------------------

      The Lexington International Fund, Inc., declined 2.4%* during the second quarter. The Fund advanced 12.8%* through the first half of the year. According to Lipper Analytical Services, Inc., the average international fund gained .7% during the latest quarter and 15.5% through the six month period ending June. The unmanaged Morgan Stanley EAFE Index returned 1.1%** and 15.9%** for the latest three and six month periods.
      The Fund underperformed during the quarter due to several factors. The United Kingdom, in which the Fund is overweight, declined 2% as earnings disappointments accelerated. The U.K. was also hampered by another interest rate hike from the Bank of England due to inflation concerns. A value bias continues to restrain performance as larger expensive stocks continue to power ahead.
      Shock waves from Asia continue to be felt around the world. Producers of goods and commodities have suffered while consumers have benefited. The U.S. economy is finally showing signs of slowing, particularly in the manufacturing sector. However, due to low unemployment, rising stock prices and low interest rates the American consumer remains strong. Earnings growth has weakened with earnings now growing at a low single digit rate. U.S. profits are likely to remain under pressure due to a strong dollar, rising wage pressure, and weakening demand overseas. Most companies are unable to pass on rising cost pressures by raising prices.
      European economies have generally improved although it remains a mixed bag. The U.K. appears headed for a recession. The yield curve is inverted due to continued interest rate hikes by the Bank of England. A strong currency has damaged the manufacturing sector, which is now in recession. Due to low unemployment the consumer is holding up the front end of the economy although recent retail sales suggest a slowing here as well. On the European continent the news is somewhat better. Unemployment remains high but is finally showing signs of improving. Consumption has also picked up perhaps due to rising stock prices and falling unemployment. However, the export sector, which has been the driver of most of the growth, may now be catching Asian flu. Europe is likely to have its growth recovery muted due to weakening demand elsewhere, particularly Asia and other emerging regions.
      Asia remains and will continue to be the primary trouble spot. Many Asian economies have seen demand collapse. GDP is falling at a double digit pace in places like Indonesia. A solution will be difficult to find and will take considerable time. Certainly, Japan remains an important variable. The Japanese economy is suffering its worse recession since the Second World War. The economy is fundamentally sick due to the massive bad loans held by Japanese banks. Recent signs of greater political resolve to address the economic problems are cause for some optimism. However, a solution will not reverse trends overnight. As evidenced by the U.S. in the early 1990s, it can take several years to recover from a banking problem. Japan's problems go beyond the banks and are more severe than any the U.S. had to face. World growth is decelerating and this trend should continue. Interest rates are likely to stay low while corporate profits face increasing pressure.

      The focus on stock selection remains with companies which are able to meet investor earnings expectations. Defensive sectors such as food, and drugs should be less affected by global economic slowing. Europe remains attractive due to corporate restructuring, and continued earnings momentum. The European consumer is beginning to show a greater willingness to spend as unemployment levels have begun to decline. A stronger consumer should offset a weakening manufacturing sector in Europe, thus allowing corporate profits to increase. Japanese equities are among the cheapest in the world. Pressure is mounting on government officials to tackle the country's mounting problems. The Japanese economy is in recession and an economic turnaround does not seem likely in the near term. However, Japanese stocks are becoming more attractive on a risk/reward basis due to low valuations and universal pessimism. If the government gets more aggressive in addressing the financial sector restructuring and offers greater tax cuts, Japanese equities are likely to perform well. Stock selection of Japanese equities remains focused on cash rich companies trading at deep discounts to book value.


                                      Sincerely,



      /s/Richard T. Saler                                 /s/Robert M. DeMichele
      -------------------                                 ----------------------
      Richard T. Saler                                    Robert M. DeMichele
      Portfolio Manager                                   President
      August, 1998                                        August, 1998



*2.42% and 8.75% are the one year and since commencement (1/3/94) average annual standard total returns, respectively, for the period ended June 30, 1998. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results.

**All country and regional returns are from the corresponding Morgan Stanley Capital International Indices. Returns are dollar based with all dividends reinvested.

LEXINGTON INTERNATIONAL FUND, INC.
STATEMENT OF NET ASSETS
(Including the Portfolio of Investments)
June 30, 1998 (unaudited)

  Number of                                                              Value
   Shares                Security                                       (Note 1)
--------------------------------------------------------------------------------
              COMMON STOCKS: 86.3%

              Australia: 1.2%
  114,900     Foster's Brewing Group, Ltd. ....................        $ 270,376
                                                                     -----------

              Austria: 3.5%
    4,830     Boehler - Uddeholm AG ...........................          319,109
    1,790     Wienerberger
               Baustoffindustrie AG ...........................          433,016
                                                                     -----------
                                                                         752,125
                                                                     -----------

              Canada: 6.3%
    5,600     Hudson's Bay Company ............................          128,334
   24,600     Imax Corporation2 ...............................          558,113
    7,900     Loewen Group, Inc. ..............................          213,300
   53,380     Yogen Fruz World-Wide, Inc.2 ....................          475,524
                                                                     -----------
                                                                       1,375,271
                                                                     -----------
              France: 11.2%
    1,420     Alcatel Alsthom .................................          289,119
    1,900     Axa-UAP .........................................          213,694
    2,700     Banque Nationale de Paris .......................          220,608
    5,000     Bouygues Offshore S.A. ..........................          215,017
    5,300     Elf Aquitaine S.A. (ADR) ........................          376,300
    6,700     GrandVision S.A. ................................          222,741
    6,130     Sidel S.A. ......................................          446,111
    2,040     Vivendi .........................................          435,598
                                                                     -----------
                                                                       2,419,188
                                                                     -----------
              Germany: 6.0%
      610     Allianz AG ......................................          203,273
    2,600     Deutsche Bank AG ................................          219,807
    5,700     Hoechst AG ......................................          286,574
    3,910     Rhoen-Klinikum AG-Vorzugsakt ....................          386,660
    3,100     VEBAAG ..........................................          208,409
                                                                     -----------
                                                                       1,304,723
                                                                     -----------

              Greece: 5.5%
    2,200     Alpha Credit Bank ...............................          178,332
    5,300     Athens Medical Care S.A. ........................          104,335
    3,400     Commercial Bank of Greece, S.A. .................          252,195
   19,888     Hellenic Tellecommunication
                Organization S.A. .............................          509,838
   28,140     Michaniki S.A. ..................................          147,969
                                                                     -----------
                                                                       1,192,669
                                                                     -----------

              Hong Kong: 0.5%
  280,000     JCG Holdings, Ltd. ..............................           77,692
   49,000     Mandarin Oriental
              International, Ltd. .............................           27,930
                                                                     -----------
                                                                         105,622
                                                                     -----------

              Ireland:4.6%
   17,200     Allied Irish Banks Plc ..........................          248,308
    7,800     Elan Corporation Plc (ADR)2 .....................          501,637
   34,000     Ryanair Holdings Plc2 ...........................          240,916
                                                                     -----------
                                                                         990,861
                                                                     -----------

              Israel: 2.9%
   77,000     Bank Hapoalim, Ltd.2 ............................          232,835
   11,300     Teva Pharmaceutical Industries,
                Ltd (ADR) .....................................          397,619
                                                                     -----------
                                                                         630,454
                                                                     -----------
              Italy: 0.9%
   27,300     Telecom Italia SpA ..............................          199,457
                                                                     -----------

              Japan: 7.2%
    8,500     Amway Japan, Ltd. ...............................           90,031
   18,000     Asahi Diamond Industries
                Company, Ltd. .................................           81,061
    3,500     Benesse Corporation .............................          122,311
   37,000     Bunka Shutter Company, Ltd. .....................          102,641
    5,600     Doutor Coffee Company, Ltd. .....................          142,840
   16,000     Mos Food Service, Inc. ..........................          190,222
   41,000     National House Industrial
                Company, Ltd. .................................          314,032
    3,100     Paris Miki, Inc. ................................           40,675
   48,000     Sakura Bank, Ltd. ...............................          124,509
   47,000     Snow Brand Milk Products
                Company, Ltd. .................................          142,234
    2,100     Tiemco, Ltd. ....................................           19,671
    9,600     York-Benimaru Company, Ltd. .....................          180,538
                                                                     -----------
                                                                       1,550,765
                                                                     -----------

              Norway: 2.8%
   22,600     Saga Petroleum AS ...............................          347,532
   29,500     Storebrand ASA2 .................................          261,418
                                                                     -----------
                                                                         608,950
                                                                     -----------

              Philippines: 0.2%
  836,300     C & P Homes, Inc2. ..............................           42,116
                                                                     -----------

              Portugal: 1.1%
   10,000     Espirito Santo
               Financial Group (ADR) ..........................          243,750
                                                                     -----------

              Singapore: 0.8%
   48,000     Cerebos Pacific, Ltd. ...........................           62,504
   35,000     Keppel Fels, Ltd. ...............................          104,618
                                                                     -----------
                                                                         167,122
                                                                     -----------

LEXINGTON INTERNATIONAL FUND, INC.
STATEMENT OF NET ASSETS
(Including the Portfolio of Investments)
June 30, 1998 (unaudited) (continued)

  Number of                                                              Value
   Shares                Security                                       (Note 1)
--------------------------------------------------------------------------------

              Sweden: 4.9%
   39,200     Castellum AB2 ...................................     $    462,047
   10,200     Skandinaviska Enskilda Banken ...................          174,584
  128,462     Swedish Match AB ................................          426,867
                                                                     -----------
                                                                       1,063,498
                                                                     -----------
              Switzerland: 6.9%
      157     Nestle AG .......................................          335,983
      266     Novartis AG .....................................          442,629
      340     Rentenanstalt- Societe Suisse
                Assurances Vie ................................          287,814
       22     Roche Holding AG ................................          216,039
      210     Saurer AG2 ......................................          214,595
                                                                     -----------

                                                                       1,497,060
                                                                     -----------
              United Kingdom: 19.8%
  127,900     Aegis Group Plc .................................          205,932
   71,000     Aegis Group Plc1 ................................          114,317
   87,000     British Steel Plc ...............................          191,248
   17,500     Cadbury Schweppes Plc ...........................          270,818
   25,400     Capita Group Plc ................................          218,468
   45,200     D.F.S. Furniture Company Plc ....................          148,947
  104,500     George Wimpey Plc ...............................          203,127
    8,000     Glaxo Welcome Plc ...............................          240,131
   18,300     Harvey Nichols Plc ..............................           71,906
   13,300     J.D. Wetherspoon Plc ............................           64,909
    8,000     Oriflame International S.A. .....................           59,399
    8,700     PizzaExpress Plc ................................          124,402
   74,600     Polypipe Plc ....................................          181,104
   22,289     Provident Financial Plc .........................          349,578
   65,600     Regent Inns Plc .................................          206,867
   32,260     Rio Tinto Plc ...................................          363,324
   15,200     Royal Bank of Scotland Group Plc ................          263,756
   36,600     SmithKline Beecham Plc ..........................          446,706
   36,800     Tomkins Plc .....................................          199,706
   28,100     Vodafone Group Plc ..............................          356,559
                                                                     -----------
                                                                       4,281,204
                                                                     -----------
              TOTAL COMMON STOCKS
              (cost $17,021,843) ..............................       18,695,211
                                                                     -----------

             PREFERRED STOCKS: 2.6%

              Germany: 1.7%
    6,800     Fielmann AG .....................................        $ 237,525
      346     Sto AG ..........................................          129,580
                                                                   -------------
                                                                         367,105
                                                                   -------------

              Italy: 0.9%
   82,000     Fiat SpA ........................................          202,100
                                                                   -------------

              TOTAL PREFERRED STOCKS
              (cost $633,440) .................................          569,205
                                                                   -------------

              U.S. GOVERNMENT OBLIGATIONS: 7.4%
$1,519,000    U.S.Strip Bond, 0.00%,
               due 02/15/23 ...................................          375,239
 5,000,000    U.S. Strip Bond, 0.00%,
               due 05/15/23 ...................................        1,217,750
                                                                   -------------

              TOTAL U.S. GOVERNMENT OBLIGATIONS
              (cost $1,516,916) ...............................        1,592,989
                                                                   -------------

              TOTAL INVESTMENTS: 96.3%
              (cost $19,172,199) (Note 1) .....................       20,857,405

              Other assets in excess of
                liabilities: 3.7% .............................          807,325
                                                                   -------------

              TOTAL NET ASSETS: 100.0%
                (equivalent to $11.39 per
                share on 1,902,488
                shares outstanding) ...........................      $21,664,730
                                                                   =============

   1 Restricted Security (Note 8).
   2 Non-income producing security.
   ADR - American Depository Receipt.
   + Aggregate cost for Federal income tax purposes is $19,270,985.

                                 --------------
At June 30, 1998, the composition of the Fund's net assets by industry was as follows:

Banking .....................................     10.0%
Capital Equipment ...........................      9.0
Construction & Housing ......................      3.8
Consumer Durable Goods ......................      1.0
Consumer Non-durable Goods ..................      9.6
Electrical & Electronics ....................      1.3
Energy Sources ..............................      3.3
Financial Services ..........................      6.4
Health &Personal Care .......................     12.6
Materials ...................................      7.3
Merchandising ...............................      6.4
Multi-Industry ..............................      0.9
Real Estate .................................      2.3
Services ....................................      9.0
Telecommunications ..........................      4.9
Transportation ..............................      1.1
U.S. Government
  Obligations ...............................      7.4
Other Assets ................................      3.7
                                                ------
  Total Net Assets ..........................    100.0%
                                                ======

The Notes to Financial Statements are an integral part of this statement.

LEXINGTON INTERNATIONAL FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)


ASSETS
Investments, at value (cost $19,172,199) (Note 1) ......    $20,857,405
Cash ...................................................        247,369
Receivable for investment securities sold ..............        894,947
Receivable for shares sold .............................            145
Dividends and interest receivable ......................         44,446
Foreign taxes recoverable ..............................         23,895
Unrealized gain on open forward contracts (Note 7) .....          7,056
Deferred organization expense, net (Note 1) ............          8,113
                                                            -----------
       Total Assets ....................................     22,083,376
                                                            -----------


LIABILITIES
Due to Lexington Management Corporation (Note 2) .......          7,256
Payable for investment securities purchased ............        373,362
Accrued expenses .......................................         38,028
                                                            -----------
       Total Liabilities ...............................        418,646
                                                            -----------
NET ASSETS (equivalent to $11.39 per share on
  1,902,488 shares outstanding) (Note 4) ...............    $21,664,730
                                                            ===========

NET ASSETS consist of:
Capital stock -- authorized 500,000,000 shares,
  $.001 par value per share ............................    $     1,902
Additional paid in capital .............................     19,306,959
Undistributed net investment income ....................         38,418
Accumulated net realized gain on investments
  and foreign currency holdings ........................        629,346
Unrealized appreciation on investments and
  foreign currency holdings ............................      1,688,105
                                                            -----------
       TOTAL NET ASSETS ................................    $21,664,730
                                                            ===========

The Notes to Financial Statements are an integral part of this statement.

LEXINGTON INTERNATIONAL FUND, INC.
STATEMENT OF OPERATIONS
Six months ended June 30, 1998 (unaudited)


INVESTMENT INCOME
Dividends .....................................    $    297,370

Interest ......................................          50,947
                                                    -----------
                                                        348,317
Less: foreign tax expense .....................          39,995
                                                    -----------
         Total investment income ..............................    $    308,322


EXPENSES
   Investment advisory fee (Note 2) ...........         107,407
   Custodian expenses .........................          34,631
   Distribution expenses (Note 3) .............          26,852
   Printing and mailing expenses ..............          15,968
   Transfer agent and shareholder
     servicing expenses (Note 2) ..............          15,530
   Accounting expenses (Note 2) ...............          12,057
   Registration fees ..........................           9,771
   Directors' fees and expenses ...............           8,614
   Professional fees ..........................           8,175
   Amortization of deferred organization
     costs (Note 1) ...........................           4,100
   Computer processing fees ...................           3,230
   Other expenses .............................           5,282
                                                   ------------
      Total expenses ..........................         251,617
      Less: expenses recovered under contract
          with investment adviser (Note 2) ....           63,504        188,113
                                                    ------------   ------------
      Net investment income ....................................        120,209


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 5)
Net realized gain on:
      Investments .............................         681,072
      Foreign currency transactions ...........          92,876
                                                   ------------
         Net realized gain ....................................         773,948

Net change in unrealized appreciation on:
      Investments .............................       1,582,192
      Foreign currency translation of
          other assets and liabilities ........         (87,308)
                                                      ----------


Net change in unrealized appreciation ..........................      1,494,884

                                                                   ------------
           Net realized and unrealized gain ....................      2,268,832
                                                                   ------------


INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $  2,389,041
                                                                   ============

The Notes to Financial Statements are an integral part of this statement.

LEXINGTON INTERNATIONAL FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                      SIX MONTHS
                                                                                         ENDED          YEAR ENDED
                                                                                     JUNE 30, 1998     DECEMBER 31,
                                                                                      (UNAUDITED)          1997
                                                                                     -------------    --------------

Net investment income .........................................................       $    120,209    $    111,647
Net realized gain from investments
   and foreign currency transactions ..........................................            773,948       1,524,350
Net change in unrealized appreciation of investments
   and foreign currency translation ...........................................          1,494,884      (1,346,297)
                                                                                      ------------    ------------
      Net increase in net assets
          resulting from operations ...........................................          2,389,041         289,700

Distributions to shareholders from net investment income ......................                 --        (245,229)
Distributions to shareholders from net realized gains from
  security transactions .......................................................                --       (1,451,487)
Increase (decrease) in net assets from capital share transactions (Note 4) ....           (673,428)      2,465,165
                                                                                      ------------    ------------
     Net increase in net assets ...............................................          1,715,613       1,058,149

NET ASSETS:
   Beginning of period ........................................................         19,949,117      18,890,968
                                                                                      ------------    ------------
   End of period (including undistributed net investment
     income of $38,418 and distributions in excess of net
     investment income of $81,791, 1998 and 1997, respectively) ...............       $ 21,664,730    $ 19,949,117
                                                                                      ============    ============


The Notes to Financial Statements are an integral part of this statement.

LEXINGTON INTERNATIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited) and December 31, 1997

1.  SIGNIFICANT ACCOUNTING POLICIES

Lexington International Fund, Inc. (the "Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital through investment in common stocks and equivalents of companies domiciled in foreign countries. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     INVESTMENTS Securities transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Securities traded on a recognized stock exchange are valued at the last sales price reported by the exchange on which the securities are traded. If no sales price is recorded, the mean between the last bid and asked prices is used. Securities traded on the over-the-counter market are valued at the mean between the last current bid and asked prices. Short-term securities having a maturity of 60 days or less are stated at amortized cost, which approximates market value. Securities for which market quotations are not readily available and other assets are valued by Fund management in good faith under the direction of the Fund's Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

     FOREIGN CURRENCY TRANSACTIONS Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations.

     FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

     DISTRIBUTIONS Dividends from net investment income and net realized capital gains are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1997, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

     DEFERRED ORGANIZATION EXPENSES Organization expenses aggregating $48,067 have been deferred and are being amortized on a straight-line basis over five years.

LEXINGTON INTERNATIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited) and December 31, 1997 (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)

     USE OF ESTIMATES The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENT  ADVISORY  FEE  AND  OTHER  TRANSACTIONS  WITH AFFILIATE

The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 1.00% of the Fund's average daily net assets. For 1998, LMC has voluntarily agreed to limit the total expenses of the Fund (including management fees, but excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.75% of the Fund's average daily net assets. Total reimbursement was $63,504 for the six months ended June 30, 1998, and is set forth in the statement of operations.

The  Fund  reimburses  LMC  for  certain  expenses,   including  accounting  and
shareholder servicing costs of $18,683 which are incurred by the Fund, but paid by LMC.

3. DISTRIBUTION PLAN

The Fund has a Distribution Plan (the "Plan") which allows payments to finance activities associated with the distribution of the Fund's shares. The Plan provides that the Fund may pay distribution fees on a reimbursement basis, including payments to Lexington Funds Distributor, Inc. ("LFD"), the Fund's distributor, in amounts not exceeding 0.25% per annum of the Fund's average daily net assets. Total distribution expenses for the six months ended June 30, 1998, were $26,852 and are set forth in the statement of operations.

4. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                  Six months
                                                                     ended
                                                                 June 30, 1998                  Year ended
                                                                  (unaudited)                December 31, 1997
                                                           ------------------------    --------------------------
                                                             Shares       Amount          Shares       Amount
                                                           ----------- ------------    ------------ -------------
Shares sold ............................................       172,667   $1,946,854         305,117    $3,577,373
Shares issued on reinvestment of dividends .............       --           --              149,918     1,506,676
                                                           ----------- ------------    ------------ -------------
                                                               172,667    1,946,854         455,035     5,084,049
Shares redeemed ........................................      (245,222)  (2,620,282)       (218,983)   (2,618,884)
                                                           ----------- ------------    ------------ -------------
Net increase (decrease) ................................       (72,555)  $ (673,428)        236,052    $2,465,165
                                                           =========== ============    ============ =============


5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of securities for the six months ended June 30, 1998, excluding short-term securities, were $13,769,524 and $12,199,331 respectively.

At June 30, 1998, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $3,200,095 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,613,675.

LEXINGTON INTERNATIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited) and December 31, 1997 (continued)

6.  INVESTMENT  AND CONCENTRATION  RISKS

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign currency contracts as a result of the potential inability of counterparties to meet the terms of their contracts.

7. FORWARD FOREIGN EXCHANGE CONTRACTS

At June 30, 1998, the Fund was committed to sell foreign currencies under the following forward foreign exchange contracts:

                                                        Contract         Contract                      Unrealized
                                      Settlement         Amount           Amount                     Gain (Loss) at
      Contract                           Date       (Local Currency)   (U.S. Dollar)     Value        June 30, 1998
      --------                        ----------     --------------     -----------     --------     ---------------
United Kingdom Pounds .............    10/06/98          677,425        $1,118,733     $1,124,593        $(5,860)
Australian Dollar .................    11/05/98          310,973           202,381        192,781          9,600
Canadian Dollar ...................    11/30/98          677,871           466,564        463,248          3,316
                                                                                                        --------
                                                                                                        $  7,056
                                                                                                        ========


8. Restricted Securities

The following security was purchased under Rule 144A of the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may be sold only to qualified institutional investors.

                                                   Acquisition             Average Cost     Market   Percent of Net
   Security                                           Date       Shares      Per Share       Value       Assets
   -------                                         ----------   ---------  ------------   ----------   ---------
Aegis Group Plc ...............................      04/27/98     71,000          $1.36     $114,317       0.53%
                                                                                            ========       =====

Pursuant to guidelines adopted by the Fund's Board of Directors, this unregistered security has been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value.

LEXINGTON INTERNATIONAL FUND, INC.
FINANCIAL HIGHLIGHTS

Selected per share data for a share outstanding throughout the period:

                                            Six months ended                 Year ended December 31,
                                              June 30, 1998   ----------------------------------------------------
                                               (unaudited)      1997           1996           1995          1994
                                               ----------     --------       --------       --------      --------
Net asset value,
  beginning of period ......................    $  10.10         $10.86        $10.60         $10.37         $10.00
                                                 -------        -------        -------       -------        -------
Income (loss) from investment operations:
  Net investment income (loss) .............        0.06           0.07         (0.02)         (0.01)         (0.08)
  Net realized and unrealized gain
    on investments and foreign
    currency transactions ..................        1.23           0.10           1.45          0.61           0.67
                                                 -------        -------        -------       -------        -------
Total income from
    investment operations ..................        1.29           0.17           1.43          0.60           0.59
                                                 -------        -------        -------       -------        -------
Less distributions:
  Dividends from net investment
    income .................................       --             (0.13)         (0.20)         --             --
  Distributions in excess of
    net investment income
    (temporary book-tax difference) ........       --              --            --           (0.35)           --
  Distributions from net realized
    gains ..................................       --             (0.80)         (0.97)       (0.02)          (0.10)
  Distributions in excess of net
    realized gains (temporary
    book-tax difference) ...................       --              --            --            --             (0.12)
                                                 -------        -------        -------      -------         -------
Total distributions ........................       --             (0.93)         (1.17)       (0.37)          (0.22)
                                                 -------        -------        -------      -------         -------

Net asset value, end of period .............    $  11.39         $10.10         $10.86       $10.60          $10.37
                                                ========         ======         ======       ======          ======
Total return ...............................      25.71%*          1.61%         13.57%        5.77%           5.87%
Ratio to average net assets:
  Expenses, before reimbursement
    or waivers .............................       2.34%*          2.15%          2.45%        2.46%           2.39%
  Expenses, net of reimbursement
    or waivers .............................       1.75%*          1.75%          2.45%        2.46%           2.39%
   Net investment income (loss) before
     reimbursement or waivers ..............       0.53%*          0.13%         (0.39)%      (0.12)%         (0.94)%
   Net investment income (loss) ............       1.12%*          0.53%         (0.39)%      (0.12)%         (0.94)%
Portfolio turnover rate ....................     122.75%*        122.56%        113.55%      137.72%         100.10%
Average commission paid on equity
  security transactions** ..................       $0.02           $0.01          $0.03          --              --
Net assets, end of period
   (000's omitted) .........................     $21,665         $19,949        $18,891      $17,855         $17,843


 * Annualized.

** In accordance with SEC disclosure guidelines, the average commissions are calculated for the periods beginning with the year ended December 31, 1996, but not for prior periods.

LEXINGTON
INTERNATIONAL FUND, INC.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

DISTRIBUTOR
--------------------------------------------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663

          All shareholder requests for services of and kind should be sent to:

          TRANSFER AGENT
          STATE STREET BANK AND
          TRUST COMPANY
          c/o National Financial Data Services
          1004 Baltimore
          Kansas City, Missouri 64105

          OR CALL TOLL FREE:
          SERVICE AND SALES: 1-800-526-0056
          24 HOUR ACCOUNT INFORMATION:
          1-800-526-0052


--------------------------------------------------------------------------------
(800) 526-0052

                                    "LEXLINE"

                   24 hour toll-free telephone access to your

                             Lexington Fund account

                  Price/Yield o Account Balances o Exchanges o

             Last Transactions o Total Return o Duplicate Statements

--------------------------------------------------------------------------------






This report has been prepared for the information of the shareholders of Lexington International Fund, Inc. and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.

                                    LEXINGTON

                                  INTERNATIONAL

                                   FUND, INC.

--------------------------------------------------------------------------------
                       Seeks long-term growth of capital,
                         primarily through investment in
                           common stocks of companies
                         domiciled in foreign countries.
--------------------------------------------------------------------------------


                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1998

                               The Lexington Group
                                   of No Load
                              Investment Companies